Note 18 - Segmented Information (Details) - Information by Geographic Segment (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	$ 8,769,693	$ 1,527,474	$ 107,091
	8,769,693	1,527,474	107,091
Canada	7,875,035	4,379,501
Canada	1,618,897	1,231,309
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
United States	8,769,693	1,527,474	107,091
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Canada	7,875,035	4,379,501	2,474,878
Canada	$ 1,618,897	$ 1,231,309	$ 1,535,703